ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		1 Months Ended				3 Months Ended				6 Months Ended		12 Months Ended
	Apr. 10, 2019 USD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2017 USD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2012 shares	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) Item shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Net income (loss)						$ (8,098,651)	$ (5,785,404)	$ (4,021,410)	$ 11,068	$ (13,884,055)	$ (4,010,344)	$ 8,743,593	$ (13,032,117)
Accumulated deficit						32,662,403		27,510,876		32,662,403	27,510,876	18,778,348	27,521,941
Allowance for doubtful accounts												$ 48,741	$ 59,703
Number of operating segments | Item												1
Antidilutive common share equivalents | shares												4,853,085	5,246,692
Cash and cash equivalents						$ 2,465,639		$ 41,036		2,465,639	41,036	$ 2,784,865	$ 1,017,299	$ 1,048,762
Decline in revenue from preceding period										5,312,224		13,468,106
Equity debt financing
Convertible debentures redeemed												6,500,000
Capitalized software development costs												960,157	694,914
Proceeds from the sale of stock			$ 4,566,405	$ 3,830,000						7,228,709			$ 4,020,401
Subsequent Event [Member]
Proceeds from the sale of stock	$ 6,200,000	$ 6,500,000
United States Treasury bills [Member]
Cash and cash equivalents												$ 2,723,264
Internally Developed Software [Member]
Intangible assets estimated useful life												3 years
Minimum [Member]
Property and equipment estimated useful life												3 years
Intangible assets estimated useful life												5 years
Maximum [Member]
Property and equipment estimated useful life												7 years
Intangible assets estimated useful life												6 years
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Concentration risk percentage												75.10%	59.50%
Social Reality Llc [Member]
Effective date of business acquisition					Jan. 01, 2012
Social Reality Llc [Member] | Class A and Class B Common Stock [Member]
Percentage ownership					100.00%
Shares issued in business acquisition | shares					2,465,753
SRAXmd [Member]
Consideration										$ 43,500,000		$ 33,500,000